Real Estate Owned	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Real Estate Owned [Text Block]
4.	Real Estate Owned
Property purchased for rental or acquired through foreclosure are included on the balance sheet as real estate owned.
As of June 30, 2017, real estate owned totaled $1,287,126, with no valuation allowance, all of which is held for rental.

4.	Real Estate Owned
Property purchased for rental or acquired through foreclosure are included on the balance sheet as real estate owned.
As of December 31, 2016, and 2015, real estate owned totaled $1,222,454 and $1,001,054, respectively, with no valuation allowance. As of December 31, 2016, real estate owned included $789,126 of real estate held for rental and $433,328 of real estate held for sale. As of December 31, 2015, all the real estate owned was held for sale.
Properties Held for Sale
As of December 31, 2016, three properties were held for sale.
In August, 2016, the Company obtained quitclaim deeds from two borrowers in connection with five separate mortgages receivable in order to transfer title of the underlying properties to the Company. The aggregate amount of the five mortgages receivable including interest and late charges receivable was approximately $532,000. In October, 2016, the Company sold three of the five properties which resulted in a loss of $98,622. The Company has recorded this loss as a loss on sale of real estate for the year ended December 31, 2016. The two remaining properties have a value in excess of their carrying value. The Company has obtained real property assessments and broker opinions of value for these properties. Based on these values, the Company has not recorded an impairment loss for these properties. After December 31, 2016, one of these properties had been sold resulting in a gain of $29,488. The other property is reflected as real estate held for rental on the Company’s balance sheet.
In October, 2016, a property held for sale was sold for a gain of approximately $11,000.
As December 31, 2016, a property held for sale, having a carried value of $180,000, was acquired from JJV.
Properties Held for Rental
As of December 31, 2016, four properties were held for rental as follows:
1.
A single-family residence with a cost basis of approximately $395,000, which contains an option for the lessee to purchase the property for $400,000 through March 2019. The lease provides for rental payments of $4,250 for the period June 1, 2016 through May 31, 2019.

2.
A single-family residence with the cost basis of approximately $117,500, with a lease that provides for rental payments of $1,375 per month from June 1, 2016 through May 31, 2017. The lessee paid $7,000 in consideration for an option to purchase the property for $114,750 prior to March 31, 2017. This option expired unexercised. The property was acquired from JJV in June 2016.

3.
A multi-family residence with the cost basis of approximately $143,000, with a lease that provides for rental payments in the amount of $1,660 per month from December 15, 2016 through December 31, 2019. The lessee has the option to purchase the property at cost plus closing expenses.

4.
A single-family residence with the cost basis of approximately $133,000 with a lease that provides for rental payments in the amount of $1,330 per month from October 27, 2016 through October 31, 2019. The lessee has the option to purchase the property at cost plus closing expenses.

Rental payments due from real estate held for rental are as follows:
Year ending December 31,	2017	$96,480
	2018	96,480
	2019	55,270
	Total	$248,230